SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2018
Selected Quarterly Financial Data
WATSCO, INC. AND SUBSIDIARIES
SELECTED QUARTERLY FINANCIAL DATA
(UNAUDITED)

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2018
Revenues (1)	$926,577	$1,332,743	$1,296,007	$991,326	$4,546,653
Gross profit	$230,833	$320,766	$319,009	$249,644	$1,120,252
Net income attributable to Watsco, Inc.	$34,219	$89,957	$79,163	$39,593	$242,932
Earnings per share for Common and Class B common stock (2):
Basic	$0.89	$2.41	$2.12	$1.02	$6.50
Diluted	$0.89	$2.40	$2.11	$1.02	$6.49
Year Ended December 31, 2017
Revenues (1)	$872,095	$1,275,924	$1,229,591	$964,345	$4,341,955
Gross profit	$218,556	$310,278	$295,895	$240,930	$1,065,659
Net income attributable to Watsco, Inc.	$26,181	$73,756	$65,029	$43,255	$208,221
Earnings per share for Common and Class B common stock (2):
Basic	$0.71	$2.07	$1.82	$1.19	$5.81
Diluted	$0.71	$2.07	$1.82	$1.19	$5.81

(1)
Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.

(2)
Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.